Term Deposits And Cash And Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank	¥ 8,169	¥ 12,310
Term deposits with initial terms within three months	301	854
Cash and cash equivalents	¥ 8,470	¥ 13,164	¥ 13,567	¥ 9,555